Property, construction in process and equipment, Reconciliation of Carrying Amount (Details) - MXN ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		$ 18,815,137,503		$ 17,420,027,969
Depreciation		(237,651,011)		(271,532,601)	$ (128,715,199)
Additions		0
Balance Ending		12,812,413,318		18,815,137,503	17,420,027,969
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		19,230,167,123		17,563,524,988	16,897,265,649
Additions		282,638,596		1,331,832,547	1,719,930,815
Disposals		(11,984,169)	[1]		(163,689,130)
Capitalization of FF&E and OS&E, buildings				0	0
Assets held for sale		(2,263,767,616)	[2]	0	0
Revaluation		(3,783,944,143)		334,809,588	(889,982,346)
Balance Ending		13,453,109,791		19,230,167,123	17,563,524,988
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(415,029,620)		(143,497,019)	(14,781,820)
Depreciation		(237,651,010)		(271,532,601)	(128,715,199)
Disposals	[1]	11,984,157
Balance Ending		(640,696,473)		(415,029,620)	(143,497,019)
Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		9,484,352,324		7,946,810,686
Balance Ending		5,208,086,351		9,484,352,324	7,946,810,686
Land [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		9,484,352,324		7,946,810,686	7,794,417,256
Additions				32,387,850	173,992,200
Disposals		0	[1]		0
Capitalization of FF&E and OS&E, buildings				0	0
Assets held for sale	[2]	(2,263,767,616)
Revaluation		(2,012,498,357)		1,505,153,788	(21,598,770)
Balance Ending		5,208,086,351		9,484,352,324	7,946,810,686
Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0		0	0
Depreciation		0		0	0
Disposals	[1]	0
Balance Ending		0		0	0
Construction in Process [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		3,469,022,357		6,508,950,442
Balance Ending		2,179,023,884		3,469,022,357	6,508,950,442
Construction in Process [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		3,469,022,357		6,508,950,442	9,083,995,555
Additions		280,974,678		1,296,109,229	1,388,105,617
Disposals		0	[1]		0
Capitalization of FF&E and OS&E, buildings				(2,354,555,747)	(1,525,827,023)
Assets held for sale	[2]	0
Revaluation		(1,570,973,151)		(1,981,481,567)	(2,437,323,707)
Balance Ending		2,179,023,884		3,469,022,357	6,508,950,442
Construction in Process [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0		0	0
Depreciation		0		0	0
Disposals	[1]	0
Balance Ending		0		0	0
Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		5,499,974,236		2,845,648,648
Balance Ending		5,185,744,542		5,499,974,236	2,845,648,648
Buildings [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		5,702,125,798		2,917,229,199	0
Additions		0		0	0
Disposals		0	[1]		0
Capitalization of FF&E and OS&E, buildings				1,973,759,232	1,348,289,068
Assets held for sale	[2]	0
Revaluation		(200,472,635)		811,137,367	1,568,940,131
Balance Ending		5,501,653,163		5,702,125,798	2,917,229,199
Buildings [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(202,151,562)		(71,580,551)	0
Depreciation		(113,757,059)		(130,571,011)	(71,580,551)
Disposals	[1]	0
Balance Ending		(315,908,621)		(202,151,562)	(71,580,551)
Elevators [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		17,551,368		9,868,442
Balance Ending		15,505,880		17,551,368	9,868,442
Elevators [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		20,454,876		10,964,935	0
Additions		0		0	0
Disposals		0	[1]		0
Capitalization of FF&E and OS&E, buildings				9,489,941	10,964,935
Assets held for sale	[2]	0
Revaluation		0		0	0
Balance Ending		20,454,876		20,454,876	10,964,935
Elevators [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,903,508)		(1,096,493)	0
Depreciation		(2,045,488)		(1,807,015)	(1,096,493)
Disposals	[1]	0
Balance Ending		(4,948,996)		(2,903,508)	(1,096,493)
Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		749,539		1,065,473
Balance Ending		234,168		749,539	1,065,473
Computer Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		8,151,970		7,736,592	7,109,323
Additions		0		415,378	627,269
Disposals		(4,907,636)	[1]		0
Capitalization of FF&E and OS&E, buildings				0	0
Assets held for sale	[2]	0
Revaluation		0		0	0
Balance Ending		3,244,334		8,151,970	7,736,592
Computer Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(7,402,431)		(6,671,119)	(5,892,011)
Depreciation		(516,181)		(731,312)	(779,108)
Disposals	[1]	4,908,446
Balance Ending		(3,010,166)		(7,402,431)	(6,671,119)
Transportation Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		730,420		170,596
Balance Ending		1,138,487		730,420	170,596
Transportation Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		3,720,707		2,874,688	2,874,688
Additions		590,734		846,019	0
Disposals		(1,952,409)	[1]		0
Capitalization of FF&E and OS&E, buildings				0	0
Assets held for sale	[2]	0
Revaluation		0		0	0
Balance Ending		2,359,032		3,720,707	2,874,688
Transportation Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,990,287)		(2,704,092)	(2,626,601)
Depreciation		(182,663)		(286,195)	(77,491)
Disposals	[1]	1,952,405
Balance Ending		(1,220,545)		(2,990,287)	(2,704,092)
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[3]	342,071,295		106,675,516
Balance Ending	[3]	222,146,244		342,071,295	106,675,516
Furniture [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[3]	539,165,210		165,784,565	5,694,946
Additions	[3]	1,073,184		2,074,071	157,205,729
Disposals	[3]	(3,536,350)	[1]		(163,689,130)
Capitalization of FF&E and OS&E, buildings	[3]			371,306,574	166,573,020
Assets held for sale	[2],[3]	0
Revaluation	[3]	0		0	0
Balance Ending	[3]	536,702,044		539,165,210	165,784,565
Furniture [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[3]	(197,093,915)		(59,109,049)	(4,079,955)
Depreciation	[3]	(120,997,417)		(137,984,866)	(55,029,094)
Disposals	[1],[3]	3,535,532
Balance Ending	[3]	(314,555,800)		(197,093,915)	(59,109,049)
Equipment and Other Assets [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		685,964		838,166
Balance Ending		533,762		685,964	838,166
Equipment and Other Assets [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		3,173,881		3,173,881	3,173,881
Additions		0		0	0
Disposals		(1,587,774)	[1]		0
Capitalization of FF&E and OS&E, buildings				0	0
Assets held for sale	[2]	0
Revaluation		0		0	0
Balance Ending		1,586,107		3,173,881	3,173,881
Equipment and Other Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,487,917)		(2,335,715)	(2,183,253)
Depreciation		(152,202)		(152,202)	(152,462)
Disposals	[1]	1,587,774
Balance Ending		$ (1,052,345)		$ (2,487,917)	$ (2,335,715)

[1]	Completely depreciated assets
[2]	As result of the advance negotiation with NAFIN related to a partial payment of the balance with this lender and the negotiation with FINAMO to pay the debt balance in full, the Company classified the private units 3 and 5 of the Cancun Complex, as assets held for sale. Management considered a high likelihood to close these negotiations in the next few months after the issuance of these consolidated and combined financial statements.
[3]	Includes FF&E and OS&E assets.